Transactions with Related Parties (Details 5) - Executives	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
No. of executives	128	131	133
Director [Member]
Disclosure of transactions between related parties [line items]
No. of executives	10	11	11
Manager [Member]
Disclosure of transactions between related parties [line items]
No. of executives	12	108	109
Division Manager [Member]
Disclosure of transactions between related parties [line items]
No. of executives	106	12	13